EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2020
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
20.	EARNINGS PER SHARE

Basic earnings per share is calculated by dividing the profit attributable to equity holders of the Holding Company by the weighted average number of ordinary shares in issue during the year. Diluted earnings per share is calculated by dividing the profit attributable to equity holders of the Holding Company by the weighted average number of ordinary shares in issue and the potential ordinary shares.

On December 21, 2018, the Group cancelled the 2017 IBEX Plan (see Note 19) and issued Restricted Stock Awards (the RSA Plan). At June 30, 2020 there were 1,176,370 vested out of the 1,841,660 awards that have vested. The unvested shares of 665,291 have a small dilutive impact to the Earnings / (Loss) Per Share. On June 30, 2020, the Group issued LTIP (see Note 19), there were 40,500 options vested out of 338,432 options issued. The remaining unvested options have an anti-dilutive impact. Additionally, 288,748 warrant shares have vested and are a component of the basic per share calculation. The remaining unvested warrant shares have an anti – dilutive impact.

As required under IAS 33:26, where changes in a company’s share capital structure result in changes to the number of ordinary shares in issue without a corresponding change in resources, it is necessary to adjust the number of ordinary shares disclosed for comparative periods to reflect these changes. The changes in the Company’s equity structure in December 2018, had the effect of re – designating all of the shares in issue at June 30, 2018 into Series A, B, and C preferred convertible shares.

The Series A, B and C preferred convertible shares, do not meet the definition of ordinary shares under IAS 33 because of their preferred participation rights, under which Series B and C are entitled to receive total dividends of $91.8 million subsequent to Series A receiving the first $9.5 million in dividends before dividends may be paid on the Class A and B Common Shares. No dividends have been paid on these shares to date. Accordingly the company’s Class A and Class B common shares are deemed to be the only ordinary shares for purposes of calculating earnings per share.

As the income for the year ended June 30, 2020 and June 30, 2019, and the loss for the year ended June 30, 2018, did not exceed the value of the preferred participation rights attaching to the Series A, B and C preferred convertible shares, the income/loss attributable to the ordinary shareholders of the company has been assessed as $0.

For the year ended June 30, 2020, a voluntary conversion of the Series A, B and C preferred convertible shares would be antidilutive, because all shares of the company would become ordinary shares and the income for the period would be attributable to all such shares. For the year ended June 30, 2020 the effect of conversion would be dilutive as the company recorded a loss for that year from continuing operations.

	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Total - Income attributable to shareholders of the Holding Company	7,770	10,965	(15,881)
Continuing operations - Income / (loss) attributable to shareholders of the Holding Company	7,770	(4,519)	(20,762)

Total – Income attributable to ordinary shareholders of the company	-	-	-
Continuing operations – Income attributable to ordinary shareholders of the company	-	-	-

		(Shares)
Weighted average number of ordinary shares - basic	1,176,370	956,835	-

		(US$)
Total - Basic earnings per share	-	-	-
Continuing operations - Basic per share	-	-	-

		(Shares)
Weighted average number of ordinary shares - diluted	12,936,962	12,461,182	11,195,649

		(US$)
Total - Diluted earnings per share	-	-	(1.42)
Continuing operations - Diluted loss per share	-	(0.36)	(1.85)

As of June 30, 2020 (prior to IPO) the Series A, B and C preferred convertible shares as defined in Note 12, do not meet the definition of ordinary shares under IAS 33 because of their preferred participation rights, under which Series B and C are entitled to receive total dividends of $91.8 million subsequent to Series A receiving the first $9.5 million in dividends before dividends may be paid on the Class A and B Common Shares. No dividends have been paid on these shares as of June 30, 2020.

Earnings per share amounts are not adjusted for the transactions included in note 31 related to IPO, occurring after the June 30, 2020 because such transactions do not affect the amount of share capital used to produce profit or loss for the year.